REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.	REVENUE FROM CONTRACTS WITH CUSTOMERS

	Year Ended December 31, 2020
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	6,867	6,867
Construction contract revenue	7,665	—	7,665
Operation and maintenance services	3,561	—	3,561
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	22,110	—	22,110
Total revenue from contracts with customers	35,631	6,867	42,498

Geographic market
Mainland China	35,631	6,867	42,498

Timing of revenue recognition
At a point in time	—	6,867	6,867
Over time	35,631	—	35,631
Total revenue from contracts with customers	35,631	6,867	42,498

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Construction contract revenue	12,203	—	12,203
Operation and maintenance services	183	—	183
Operation services of service concession arrangement	5,953	—	5,953
Construction services of service concession arrangement	396	—	396
Total revenue from contracts with customers	18,735	—	18,735

Geographic market
Mainland China	18,735	—	18,735

Timing of revenue recognition
Over time	18,735	—	18,735
Total revenue from contracts with customers	18,735	—	18,735

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Total	Total
	CNY	CNY	CNY	US$
Segments
Type of goods or services
Construction contract revenue	14,633	—	14,633	2,122
Sales of wastewater treatment equipment	161	—	161	23
Operation services of service concession arrangement	5,512	—	5,512	799
Total revenue from contracts with customers	20,306	—	20,306	2,944

Geographic market
Mainland China	20,306	—	20,306	2,944

Timing of revenue recognition
At a point in time	161	—	161	23
Over time	20,145	—	20,145	2,921
Total revenue from contracts with customers	20,306	—	20,306	2,944

(i) Disaggregated revenue information

As described in Note 2.5(aa) to the financial statements, revenue from construction contract revenue, operation and maintenance services, operation services of service concession arrangements, and construction services of service concession arrangements are recognized over time. Revenue from sales of water treatment equipment and copper ores is recognized at a point in time.

(ii) Performance obligation

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31 are as follows:

	December 31
	2021	2022	2022
	CNY	CNY	US$
Amounts expected to be recognized as revenue:
Within one year	17,774	16,406	2,378
After one year	183,114	172,683	25,034
Amounts expected in Revenues	200,888	189,089	27,412

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue after one year relate to construction services, operation services and other services, of which the performance obligations are to be satisfied within 27 years. The amounts disclosed above do not include variable consideration which is constrained.

There were no revenues generated from the contract liabilities in the beginning of the periods for the years ended December 31, 2021 and 2022.

(iii) Significant financing components

The majority of the Group’s customers are town/village government entities or main contractors of governmental infrastructure projects whose time of payment for the service or goods received from the Group depends on the appropriation and approval of funds. Certain customers for construction services, sales of wastewater treatment equipment, and maintenance services will generally settle the amounts owed to the Group in a number of specified installments covering periods ranging from one year to five years. Therefore, the Group’s management considers the contracts with customers which are town/village government entities or main contractors of governmental infrastructure projects as containing a significant financing component. For each of the three years ended December 31, 2020, 2021, and 2022, the respective revenue considerations were adjusted for this financing component based on an imputed interest rate of 4.75% per annum and the Group’s revenue was adjusted to CNY991, CNY 1,631 and CNY408 (US$59), respectively. The interest income related to the significant financing components is disclosed in Note 5 to the financial statements.